Income Taxes - Schedule of Reconciliation of the Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Rate Reconciliation
Expected tax at statutory rate					$ (1,287,600)	$ (212,600)
Permanent differences					187,900	97,700
State income tax, net of federal benefit					(184,600)	(19,500)
Current year change in valuation allowance					945,500	102,900
Prior year true-ups					338,800	31,500
Income tax provision (benefit)